Commitments and contingencies (Details) - GBP (£) £ in Millions	Sep. 30, 2018	Sep. 30, 2017
Subclassifications of assets, liabilities and equities [abstract]
Authorised capital commitments but not contracted for	£ 1,851	£ 2,148